Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,085,858.25

Principal:
Principal Collections	$20,809,149.85
Prepayments in Full	$13,736,137.73
Liquidation Proceeds	$110,644.21
Recoveries	$(375.00)
Sub Total	$34,655,556.79
Collections	$36,741,415.04

Purchase Amounts:
Purchase Amounts Related to Principal	$7,191.71
Purchase Amounts Related to Interest	$11.22
Sub Total	$7,202.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,748,617.97

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,748,617.97
Servicing Fee	$802,714.36	$802,714.36	$0.00	$0.00	$35,945,903.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,945,903.61
Interest - Class A-2 Notes	$217,718.64	$217,718.64	$0.00	$0.00	$35,728,184.97
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$35,339,658.47
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$35,216,106.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,216,106.47
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$35,165,873.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,165,873.47
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$35,128,387.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,128,387.80
Regular Principal Payment	$46,277,260.94	$35,128,387.80	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$36,748,617.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,128,387.80
Total					$35,128,387.80
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$35,128,387.80	$97.20	$217,718.64	$0.60	$35,346,106.44	$97.80
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$35,128,387.80	$33.37	$817,515.81	$0.78	$35,945,903.61	$34.15

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$357,893,650.38	0.9902431	$322,765,262.58	0.8930476
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$866,933,650.38	0.8235726	$831,805,262.58	0.7902012

Pool Information
Weighted Average APR	2.565%	2.560%
Weighted Average Remaining Term	52.70	51.85
Number of Receivables Outstanding	31,743	31,033
Pool Balance	$963,257,236.16	$928,444,608.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$884,946,403.99	$853,004,598.70
Pool Factor	0.8403999	0.8100274

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$75,440,009.51
Targeted Overcollateralization Amount	$107,788,218.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,639,345.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		38	$149,504.45
(Recoveries)		1	$(375.00)
Net Loss for Current Collection Period			$149,879.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1867%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0379%
Second Prior Collection Period			0.0090%
Prior Collection Period			0.1996%
Current Collection Period			0.1902%
Four Month Average (Current and Prior Three Collection Periods)			0.1091%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		197	$354,621.50
(Cumulative Recoveries)			$(375.00)
Cumulative Net Loss for All Collection Periods			$354,996.50
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0310%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,800.11
Average Net Loss for Receivables that have experienced a Realized Loss			$1,802.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	136	$4,472,499.48
61-90 Days Delinquent	0.07%	18	$692,609.19
91-120 Days Delinquent	0.01%	3	$69,737.34
Over 120 Days Delinquent	0.01%	2	$128,521.83
Total Delinquent Receivables	0.58%	159	$5,363,367.84

Repossession Inventory:
Repossessed in the Current Collection Period		7	$342,750.09
Total Repossessed Inventory		7	$404,816.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0709%
Prior Collection Period			0.0567%
Current Collection Period			0.0741%
Three Month Average			0.0672%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0960%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	6

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	88	$3,385,861.07
2 Months Extended	101	$3,853,432.22
3+ Months Extended	11	$517,858.00

Total Receivables Extended	200	$7,757,151.29
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer